Exhibit 99.31

TPR Firm:	Edgemac	Date Submitted:	6/2/2022
Client Name:	Onslow Bay	Report:	Exception Report - Loan
Client Project:	OBX 2022-NQM6	Loans in report:	11

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
6/2/2022	6000074142	XXX	XXX	XXX	1) Missing signed lease agreement, mortgage statement, taxes, insurance, CD and HOA info for the following properties: XXX, and XXX. Properties reflected on the Drive Report as retained, and are not reflected on the loan application. //UPDATE XXX Lender provided LOE for properties.
COMMENTS: //UPDATE XXX Lender provided LOE for properties.

2) Missing copy of lender's manual loan approval.
COMMENTS: Rec'd approval

3) Missing copy of lender's income calculation worksheet.  Subject to re-calculation of debt ratio upon receipt.
COMMENTS: Income worksheet provided	1) Missing copy of current signed lease extension or proof existing lease converted to "month-to-month" for the following properties as copies provided have expired. Unable to determine current/active rents: (1) XXX; (2) XXX; (3) XXX. // UPDATE XXX Lender exception provided.
COMMENTS: // UPDATE XXX Lender exception provided.

2) Missing signed lease agreement for property at: XXX.  A lease was not provided. Subject to re-calculation of debt ratio upon receipt. //UPDATE XXX Lender Exception provided.
									COMMENTS: //UPDATE XXX Lender Exception provided.	Compensating Factors: 1. Credit score 777; 57 points > 720 program minimum 2. 39% DTI; 11% < 50.00% program minimum 3. 251 months reserves; 245 months > 6 month program minimum	1/7/2022	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
6/2/2022	6000074149	XXX	XXX	XXX	1) This loan failed TRID timing of disclosures. Initial CD receipt date is XXX and Consummation occurred XXX resulting in the below TRID Timing Violation.Initial Closing Disclosure Timing Requirements - XXX This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii))The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation.
COMMENTS: XXX Confirmed on XXX Sign Electronic Evidence Summary in file borrower's eSigned CD in another Country under "XXX" which is 8 hours ahead of "Pacific Standard Time" where Lender is.  Moved receipt date to XXX in CE and received a Pass result for this test.

2) Missing HOI and property tax documents to match the amounts listed on the final CD for the subject property. The final CD shows the HOI amount as $XXX and the property tax amount as $XXX. Documentation from the HOI policy and tax certifications does not match these amounts.
COMMENTS: Lender used XXX CD.

3) Missing Income calculation worksheet.
COMMENTS: Income worksheet provided

4) Missing lenders manual loan approval.
COMMENTS: rec'd manual loan approval

5) Missing copy of transferred solar lease and repayment terms. Purchase agreement reflects solar with Solar Street to be transferred to new owner/borrower.  Subject to re-calculation of debt ratio upon receipt.
							COMMENTS: Rec'd solar agreement.			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score 778/792 for borrower/co-borrower	1/11/2022	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/2/2022	6000074151	XXX	XXX	XXX	1) Missing required 442. Appraisal is invalid without a 442/1004D certification of completion for repairs. Need to install Carbon monoxide Detector and Smoke Detectors for health and safety issue.
COMMENTS: 442 completion report is in the file

2) Missing signed lease agreement for property located at XXX. Subject to DSCR re-calculation.
COMMENTS: Rec'd guideline clarification; lease agreement not required for program.  Appraisal indicates prop rented.

3) Missing HOI / rent loss coverage for subject property.  Policy provided is master condominium coverage only.
							COMMENTS: Policy provided			Compensating Factors: 1. 741 FICO, 21 points above minimum FICO of 720as required by guidelines.	1/4/2022	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
6/2/2022	6000074153	XXX	XXX	XXX	1) Missing Rate Lock.
COMMENTS: Rec'd rate lock confirm.

2) Missing manual Loan approval.
COMMENTS: Rec'd loan approval.

3) Missing a verbal VOE within 10 business days prior to the Note Date for borrower.
							COMMENTS: Verbal VOE provided			Compensating factors: 1. DTI 48.71%; 1.29% < 50.00% program maximum 2. 21 months reserves; 12 months > 9 months program minimum 3. LTV 70%; 15%<85% program maximum	1/7/2022	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/2/2022	6000074869	XXX	XXX	XXX	1) Missing most recent two months asset statement for the following accounts reflected on the final 1003 used in reserves,XXX account ending XXX, account ending XXX, and XXX.//XXX Updated received bank statements for the above mentioned accounts. Excluded XXX received only one month.
COMMENTS: Banks statements provided meet cash to close requirement

2) Missing evidence of additional assets to meet minimum reserve requirement of $XXX (6 mo. pitia).  Per initial 1003, liquid assets in the amount of $XXX are available,  and only $XXX have been verified and applied to total closing funds of $XXX.  Insufficient to meet minimum reserve requirement.//XXX Updated received additiioanl assets to cover closing costs. Per guidelines dated XXX reserve requirements for Rate/Term Refinance are waived when the transaction results in a reduction to the monthly principle and interest payment of 10% or greater, mortgage history 1x30x12 or better DTI less 50%
COMMENTS: Received assets

3) Missing sellers income worksheet.//XXX Updated received income worksheet, no changes.
COMMENTS: Income worksheet rec'd

4) Missing documentation to evidence the borrower has sufficient assets to meet the cash to close requirement of $XXX (6 months pitia). The asset documentation in the file supports available assets of  $XXX (XXX) less closing funds $XXX) =  $<XXX> and insufficient to close the loan.//XXX Updated recevied updated assets from XXX account XXX from XXX, missing confirmation if XXX is the one in the same person.//XXX received documentation in the file that the statements provided are the same borrower.
							COMMENTS: Rec'd confirmation borrower same person, along with asset documentation.			Compensating Factors: 1) FICO 758, 38 points > 720 minimum required by guidelines 2) LTV/CLTV 36.67% 53.33% < 90% maximum requirement per guidelines 3) 0x30x12 since inception on XXX	1/24/2022	Primary Residence	CA	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/2/2022	6000074870	XXX	XXX	XXX	1) Missing manual loan approval.
COMMENTS: rec'd document

2) Missing copy of the CPA prepared P&L statement to support the 30% expense factor as required per guidelines.  CPA letter was provided showing 30% expenses, however missing P&L statement.  Subject to re-calculation of debt ratio upon receipt.
							COMMENTS: Rec'd guideline clarification, CPA letter sufficient.			Compensating factors: 1. DTI 47.76%; 2.24% < 50.00% program maximum 2. 10 months reserves; 4 months > 6 months program minimum	1/10/2022	Primary Residence	CA	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/2/2022	6000074872	XXX	XXX	XXX			1) Missing Lock Confirmation Document. COMMENTS: //UPDATE XXX, Required document to cure provided.			Compensating factors: 1. Credit Score: 681; 1 points > 680 program minimum 2. Reserves: 26 months, xx months > 21 mo (12 mo sub, 3 ea add prop program minimum ) 3. LTV: 60 same as program maximum	1/20/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/2/2022	6000074873	XXX	XXX	XXX	1) Missing signed lease agreement, mortgage statement, taxes, insurance, CD and HOA info for the following properties: XXX and XXX. Properties listed on both the loan application and Drive report as retained. Missing all supporting documentation. Subject to re-calculation of debt ratio upon receipt. //UPDATE XXX if properties belong to business then a new application is required removing these 2 properties.
COMMENTS: //UPDATE XXX if properties belong to business then a new application is required removing these 2 properties.

2) Missing additional asset statement for XXX account ending XXX.  Three months consecutive, complete statements are required when using business funds. File contains full statement ending XXX and supplement for XXX only. //UPDATE still missing November statement for account ending XXX for assets. // UPDATE XXX Client excluded assets from acc ending XXX.
COMMENTS: // UPDATE XXX Client excluded assets from acc ending XXX.

3) Missing copy of Lender's income calculation worksheet.
COMMENTS: rec'd income worksheet

4) Missing copy of Lender's manual loan approval.
COMMENTS: rec'd lender's approval

5) Missing copy of borrower's signed LOE for cash out refinance of subject property at XXX.  Letter provided is for a different property.
COMMENTS: Rec'd LOE	1) Missing copy of current signed lease extension or proof existing lease converted to "month-to-month for the following properties as copies provided have expired. Unable to determine current/active rents: (1) XXX; (2) XXX; (3) XXX. Subject to re-calculation of debt ratio upon receipt.
									COMMENTS: Rec'd lender waiver	Compensating Factors: 1. Credit score 777; 57 points > 720 program minimum 2. 49.43% DTI; .57% < 50.00% program minimum 3. 408 months reserves; 402 months > 6 month program minimum	1/11/2022	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
6/2/2022	6000074875	XXX	XXX	XXX	1) Missing the following required Federal and/or State Disclosures: CA Domestic Partnership Addendum to Uniform Residential Loan Application. Unmarried Addendum on Final 1003 is not completed.
COMMENTS: XXX Received completed "Unmarried Addendum".

2) Missing manual loan approval.
COMMENTS: Rec'd approval

3) Missing documentation to evidence the borrower provided three months business bank statements to evidence the borrower does maintain separate account and to show business cash flows in order to utilize 100% of business related in personal account. The borrower has provided personal bank statements  to qualifying under the self-employed bank statement program.
COMMENTS: Rec'd borrower letter, CPA, statements

4) Missing documentation to evidence the borrower has sufficient hazard insurance for the subject property. The loan file contains a master HOI policy for the condo community but the policy does not reflect "walls in" coverage. Missing HO-6 coverage for the subject property.
							COMMENTS: Policy provided			Compensating factors: 1. DTI 40.11%;4.89% < 45.00% program maximum 2. 14 months reserves; 8 months > 6 months program minimum 3. 0x30 mortgage history since inception XXX	1/21/2022	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/2/2022	6000074876	XXX	XXX	XXX	1) Missing rate lock.
COMMENTS: Lock confirm received.

2) The following income documentation is missing from the file:  three (3) months business bank statements to support the borrower does maintain separate accounts, and to show business cash flows in order to utilize 100% of business-related deposits in personal account.
COMMENTS: Rec'd required bank statements	1) Missing updated signed lease agreement for XXX. COMMENTS: Client elected to waive	Compensating factors:
1.  DTI 48.54%;1.46% < 50.00% program maximum
2.  70 months reserves; 64 months > 6 months program minimum
3.  0x30 mortgage history since inception XXX
										4. LTV 34.91: 45.09<80% program maximum	1/25/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
6/2/2022	6000074877	XXX	XXX	XXX	1) Missing the XXX XXX statement for the borrower business XXX account number XXX to meet the program guideline that the most recent 60 days worth of activity be provided. The most recent statement provided is dated XXX and then an additional print out dated XXX. This additional statement only reflects active from XXX and does not meet the asset documentation guidelines of a full 30 days of activity.
							COMMENTS: Rec'd statement			Compensating factors: 1. DTI 40.81%; 9.19% < 50.00% program maximum 2. 4 months reserves; 1 months > 3 months program minimum 3. 0x30 mortgage history since inception XXX	1/20/2022	Primary Residence	CA	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1